Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Portfolio – Partners Core Bond Fund Class 1 | Uniform Mortgage-Backed Security TBA 07/14/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury 05/15/2045 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury 08/15/2041 1.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Core Bond Fund Class 1 | Federal National Mortgage Association 04/01/2042 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury 05/15/2035 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury 02/15/2048 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury 11/15/2041 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury 06/30/2030 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Core Bond Fund Class 1 | Federal Home Loan Mortgage Corp. 10/01/2032 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury 02/15/2055 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund Class 1 | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Variable Portfolio – Partners Core Bond Fund Class 1 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Variable Portfolio – Partners Core Bond Fund Class 1 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Variable Portfolio – Partners Core Bond Fund Class 1 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Variable Portfolio – Partners Core Bond Fund Class 1 | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio – Partners Core Bond Fund Class 1 | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Partners Core Bond Fund Class 1 | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Variable Portfolio – Partners Core Bond Fund Class 1 | CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Portfolio – Partners Core Bond Fund Class 1 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Partners Core Bond Fund Class 1 | Residential Mortgage-Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Variable Portfolio – Partners Core Bond Fund Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Variable Portfolio – Partners Core Bond Fund Class 1 | Asset-Backed Securities Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Variable Portfolio – Partners Core Bond Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Portfolio – Partners Core Bond Fund Class 1 | Commercial Mortgage-Backed Securities Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Partners Core Bond Fund Class 1 | Commercial Mortgage-Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio – Partners Core Bond Fund Class 1 | Residential Mortgage-Backed Securities Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio – Partners Core Bond Fund Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Core Bond Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio – Partners Core Bond Fund Class 2 | Uniform Mortgage-Backed Security TBA 07/14/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury 05/15/2045 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury 08/15/2041 1.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Core Bond Fund Class 2 | Federal National Mortgage Association 04/01/2042 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury 05/15/2035 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury 02/15/2048 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury 11/15/2041 2.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury 06/30/2030 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Core Bond Fund Class 2 | Federal Home Loan Mortgage Corp. 10/01/2032 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury 02/15/2055 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund Class 2 | AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Variable Portfolio – Partners Core Bond Fund Class 2 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Variable Portfolio – Partners Core Bond Fund Class 2 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Variable Portfolio – Partners Core Bond Fund Class 2 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Variable Portfolio – Partners Core Bond Fund Class 2 | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio – Partners Core Bond Fund Class 2 | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Partners Core Bond Fund Class 2 | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Variable Portfolio – Partners Core Bond Fund Class 2 | CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Portfolio – Partners Core Bond Fund Class 2 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Partners Core Bond Fund Class 2 | Residential Mortgage-Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Variable Portfolio – Partners Core Bond Fund Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Variable Portfolio – Partners Core Bond Fund Class 2 | Asset-Backed Securities Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Variable Portfolio – Partners Core Bond Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Portfolio – Partners Core Bond Fund Class 2 | Commercial Mortgage-Backed Securities Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Partners Core Bond Fund Class 2 | Commercial Mortgage-Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Variable Portfolio – Partners Core Bond Fund Class 2 | Residential Mortgage-Backed Securities Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Portfolio – Partners Core Bond Fund Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Core Bond Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%